Quarterly Holdings Report

for

Fidelity® Low Volatility Factor ETF

October 31, 2019

T18-QTLY-1219

1.9880051.103

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value
COMMUNICATION SERVICES – 10.0%
Diversified Telecommunication Services – 2.4%
AT&T, Inc.	107,491	$4,137,329
Verizon Communications, Inc.	62,907	3,803,986

		7,941,315

Entertainment – 1.0%
The Walt Disney Co.	25,590	3,324,653

Interactive Media & Services – 4.7%
Alphabet, Inc. Class A (a)	7,499	9,439,741
Facebook, Inc. Class A (a)	30,919	5,925,627

		15,365,368

Media – 1.5%
Cable One, Inc.	680	901,252
Comcast Corp. Class A	69,971	3,136,100
Omnicom Group, Inc.	12,017	927,592

		4,964,944

Wireless Telecommunication Services – 0.4%
T-Mobile US, Inc. (a)	13,081	1,081,275

TOTAL COMMUNICATION SERVICES		32,677,555

CONSUMER DISCRETIONARY – 10.2%
Diversified Consumer Services – 0.7%
Bright Horizons Family Solutions, Inc. (a)	14,523	2,156,956

Hotels, Restaurants & Leisure – 3.3%
Darden Restaurants, Inc.	18,590	2,087,099
McDonald’s Corp.	18,888	3,715,270
Starbucks Corp.	35,960	3,040,778
Yum! Brands, Inc.	21,323	2,168,762

		11,011,909

Multiline Retail – 1.0%
Target Corp.	31,096	3,324,473

Specialty Retail – 4.1%
AutoZone, Inc. (a)	2,163	2,475,294
O’Reilly Automotive, Inc. (a)	6,442	2,805,555
The Home Depot, Inc.	22,379	5,249,666
The TJX Cos., Inc.	53,369	3,076,723

		13,607,238

Textiles, Apparel & Luxury Goods – 1.1%
NIKE, Inc. Class B	39,214	3,511,614

TOTAL CONSUMER DISCRETIONARY		33,612,190

CONSUMER STAPLES – 6.9%
Beverages – 2.2%
PepsiCo, Inc.	26,166	3,589,190
The Coca-Cola Co.	69,439	3,779,565

		7,368,755

Food & Staples Retailing – 1.0%
Walmart, Inc.	27,551	3,230,630

Food Products – 1.3%
Hormel Foods Corp. (b)	33,417	1,366,421
McCormick & Co., Inc. (non-vtg.)	9,351	1,502,612

	Shares	Value
The Hershey Co.	9,850	$1,446,670

		4,315,703

Household Products – 2.4%
Church & Dwight Co., Inc.	19,705	1,378,168
The Clorox Co.	9,492	1,401,873
The Procter & Gamble Co.	39,654	4,937,320

		7,717,361

TOTAL CONSUMER STAPLES		22,632,449

ENERGY – 4.2%
Oil, Gas & Consumable Fuels – 4.2%
Chevron Corp.	29,229	3,394,656
Exxon Mobil Corp.	60,421	4,082,647
Kinder Morgan, Inc.	62,321	1,245,174
ONEOK, Inc.	16,403	1,145,421
Phillips 66	12,827	1,498,450
Pioneer Natural Resources Co.	8,444	1,038,781
Valero Energy Corp.	14,349	1,391,566

TOTAL ENERGY		13,796,695

FINANCIALS – 13.2%
Capital Markets – 2.6%
Cboe Holdings, Inc.	20,538	2,364,951
CME Group, Inc.	15,322	3,152,502
Intercontinental Exchange, Inc.	31,448	2,966,175

		8,483,628

Diversified Financial Services – 2.1%
Berkshire Hathaway, Inc. Class B (a)	33,620	7,146,940

Insurance – 6.3%
Aflac, Inc.	50,970	2,709,565
Arch Capital Group Ltd. (a)	62,055	2,591,417
Chubb Ltd.	20,002	3,048,705
Everest Re Group Ltd.	9,526	2,449,039
Loews Corp.	44,896	2,199,904
Marsh & McLennan Cos., Inc.	28,337	2,936,280
The Progressive Corp.	34,320	2,392,104
WR Berkley Corp.	33,837	2,365,206

		20,692,220

Mortgage Real Estate Investment Trusts (REITs) – 2.2%
Blackstone Mortgage Trust, Inc. Class A	64,087	2,326,358
MFA Financial, Inc.	316,196	2,399,928
Starwood Property Trust, Inc.	98,904	2,433,038

		7,159,324

TOTAL FINANCIALS		43,482,112

HEALTH CARE – 13.9%
Health Care Equipment & Supplies – 3.8%
Danaher Corp.	22,126	3,049,405
Medtronic PLC	35,884	3,907,768
ResMed, Inc.	17,471	2,584,310

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Common Stocks – continued

	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Stryker Corp.	13,351	$2,887,421

		12,428,904

Health Care Providers & Services – 3.2%
Anthem, Inc.	10,077	2,711,519
Cigna Corp. (a)	16,720	2,983,851
UnitedHealth Group, Inc.	19,494	4,926,134

		10,621,504

Pharmaceuticals – 6.9%
Bristol-Myers Squibb Co. (b)	65,684	3,768,291
Eli Lilly & Co.	28,971	3,301,246
Johnson & Johnson	47,611	6,286,556
Merck & Co., Inc.	55,360	4,797,498
Pfizer, Inc.	118,439	4,544,504

		22,698,095

TOTAL HEALTH CARE		45,748,503

INDUSTRIALS – 9.5%
Aerospace & Defense – 2.6%
Lockheed Martin Corp.	8,014	3,018,714
Northrop Grumman Corp.	7,396	2,606,942
Raytheon Co.	13,677	2,902,396

		8,528,052

Air Freight & Logistics – 0.5%
CH Robinson Worldwide, Inc. (b)	24,567	1,858,248

Commercial Services & Supplies – 2.0%
Republic Services, Inc.	23,590	2,064,361
Rollins, Inc.	57,934	2,207,865
Waste Management, Inc.	20,558	2,306,813

		6,579,039

Industrial Conglomerates – 1.9%
3M Co.	17,245	2,845,252
Honeywell International, Inc.	19,246	3,324,362

		6,169,614

Machinery – 0.6%
The Toro Co.	26,918	2,076,185

Professional Services – 1.9%
Exponent, Inc.	27,895	1,772,169
IHS Markit Ltd. (a)	33,213	2,325,574
Verisk Analytics, Inc.	14,048	2,032,746

		6,130,489

TOTAL INDUSTRIALS		31,341,627

INFORMATION TECHNOLOGY – 21.8%
Electronic Equipment, Instruments & Components – 0.9%
Amphenol Corp. Class A	30,183	3,028,260

IT Services – 12.6%
Accenture PLC Class A	19,801	3,671,502
Amdocs Ltd.	39,995	2,607,674
Automatic Data Processing, Inc.	19,871	3,223,672

	Shares	Value
Broadridge Financial Solutions, Inc.	20,242	$2,534,703
Fidelity National Information Services, Inc.	25,575	3,369,762
Fiserv, Inc. (a)	29,767	3,159,469
Genpact Ltd.	63,004	2,467,867
Jack Henry & Associates, Inc.	18,201	2,576,534
Mastercard, Inc. Class A	18,914	5,235,584
Paychex, Inc.	32,677	2,733,104
PayPal Holdings, Inc. (a)	35,074	3,651,204
Visa, Inc. Class A	33,122	5,924,201

		41,155,276

Semiconductors & Semiconductor Equipment – 1.7%
Intel Corp.	99,834	5,643,616

Software – 6.6%
Check Point Software Technologies Ltd. (a)	23,404	2,630,844
Microsoft Corp.	105,150	15,075,355
Oracle Corp.	71,423	3,891,839

		21,598,038

TOTAL INFORMATION TECHNOLOGY		71,425,190

MATERIALS – 2.5%
Chemicals – 1.6%
Air Products & Chemicals, Inc.	4,977	1,061,395
Ecolab, Inc.	5,673	1,089,613
International Flavors & Fragrances, Inc. (b)	5,049	616,028
Linde PLC	9,372	1,858,936
NewMarket Corp.	1,340	650,557

		5,276,529

Construction Materials – 0.3%
Vulcan Materials Co.	5,609	801,358

Containers & Packaging – 0.6%
Aptargroup, Inc.	5,421	640,491
Ball Corp.	11,284	789,542
Sonoco Products Co.	10,482	604,811

		2,034,844

TOTAL MATERIALS		8,112,731

REAL ESTATE – 4.1%
Equity Real Estate Investment Trusts (REITs) – 4.1%
American Tower Corp.	7,497	1,634,946
AvalonBay Communities, Inc.	3,900	848,874
Camden Property Trust	5,546	634,296
Crown Castle International Corp.	8,349	1,158,758
Equity Commonwealth	14,892	479,224
Equity Lifestyle Properties, Inc.	9,431	659,604
Essex Property Trust, Inc.	2,257	738,332
Federal Realty Investment Trust	4,375	595,044
Invitation Homes, Inc.	21,598	665,002

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Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Mid-America Apartment Communities, Inc.	5,159	$717,049
National Retail Properties, Inc.	10,693	629,925
Public Storage	3,641	811,433
Realty Income Corp.	10,272	840,147
Simon Property Group, Inc.	6,526	983,338
Sun Communities, Inc.	4,497	731,437
UDR, Inc.	13,196	663,099
WP Carey, Inc.	7,230	665,594

TOTAL REAL ESTATE		13,456,102

UTILITIES – 3.5%
Electric Utilities – 2.2%
American Electric Power Co., Inc.	13,003	1,227,353
Duke Energy Corp.	15,919	1,500,525
NextEra Energy, Inc.	8,698	2,073,082
The Southern Co.	23,412	1,466,996
Xcel Energy, Inc.	16,567	1,052,170

		7,320,126

Multi-Utilities – 1.3%
CMS Energy Corp.	14,181	906,449
Consolidated Edison, Inc.	11,296	1,041,717
Dominion Energy, Inc.	17,825	1,471,454
DTE Energy Co.	7,084	901,935

		4,321,555

TOTAL UTILITIES		11,641,681

TOTAL COMMON STOCKS (Cost $302,531,580)		327,926,835

Money Market Funds – 1.9%

	Shares	Value
Fidelity Cash Central Fund, 1.83% (c)	291,207	$291,265
Fidelity Securities Lending Cash Central Fund, 1.84% (c)(d)	5,465,402	5,901,655

TOTAL MONEY MARKET FUNDS (Cost $6,192,955)		6,192,920

TOTAL INVESTMENT IN SECURITIES – 101.7% (Cost $308,724,535)		334,119,755

NET OTHER ASSETS (LIABILITIES) (e) – (1.7%)		(5,708,790)

NET ASSETS – 100.0%		$328,410,965

Legend

(a)	Non-income producing.

(b)	Security or a portion of the security is on loan at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

(e)	Includes $18,900 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts

Purchased	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Equity Index Contract
CME E-mini S&P 500 Index Future Contracts	3	December 2019	$455,370	$10,902	$10,902

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$1,233

Fidelity Securities Lending Cash Central Fund	1,617

Total	$2,850

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.

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Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

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